Michael Berenson

+1.202.373.6036

michael.berenson@morganlewis.com

May 5, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Mutual Variable Annuity Account III: (File Nos. 002-77283 and 811-03457)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Annuity Account III and The Penn Mutual Life Insurance Company, we hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 47 to the Registration Statement for Penn Mutual Variable Annuity Account III (File Nos. 002-77283 and 811-03457), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-16-543430 on April 15, 2016.

Please do not hesitate to contact me at 202.373.6036 should you have any questions.

Sincerely,

/s/ Michael Berenson

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001